Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Lessee, Operating Lease, Liability, to be Paid [Abstract]
Remaining fiscal 2023	$ 1,326
2024	6,943
2025	6,538
2026	6,512
2027	6,158
2028 and thereafter	12,122
Total lease payments	39,599
Less imputed interest	(5,547)
Present value of lease liabilities	34,052
Current portion of lease liabilities	(6,357)	$ 0
Total long term lease liabilities	27,695	0
Finance Lease, Liability, to be Paid [Abstract]
Remaining fiscal 2023	78
2024	309
2025	180
2026	96
2027	6
2028 and thereafter	0
Total lease payments	669
Less imputed interest	(39)
Present value of lease liabilities	630
Current portion of lease liabilities	(286)	0
Total long term lease liabilities	$ 344	$ 0